RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the partnership entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual partnership management fee based on .375% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

	2012
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 1	$8,947	$1,260	$7,687
Series 2	16,254	520	15,734
Series 3	36,936	3,925	33,011
Series 4	14,977	45,772	(30,795)
Series 5	11,511	289	11,222
Series 6	-	-	-
	$88,625	$51,766	$36,859

	2011
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 1	$20,064	$3,260	$16,804
Series 2	21,672	1,583	20,089
Series 3	39,812	18,224	21,588
Series 4	21,468	-	21,468
Series 5	15,348	386	14,962
Series 6	-	-	-
	$118,364	$23,453	$94,911

The partnership management fees paid by the partnership for the years ended March 31, 2012 and 2011 are as follows:

	2012	2011
Series 1	$-	$-
Series 2	16,254	21,672
Series 3	-	-
Series 4	14,977	21,468
Series 5	11,511	15,348
Series 6	-	-
	$42,742	$58,488

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total partnership management fees accrued were $2,390,872 and $4,819,383, respectively. During the fiscal year end March 31, 2012 the accrued balance of $2,474,394 in Series 1 has been forgiven. The general partner has recorded this amount as a capital contribution.

An affiliate of the general partner of the partnership advanced funds to pay some operating expenses of the partnership, and to make advances and/or loans to operating limited partnerships. These advances are included in Accounts payable-affiliates. The total advances from the affiliate of the general partner to the operating limited partnerships for the year ended March 31, 2012 and 2011 are as follows:

	2012	2011
Series 1	$-	$167,855
Series 2	-	-
Series 3	473,634	473,634
Series 4	-	-
Series 5	-	-
	$473,634	$641,489

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. During the fiscal year end March 31, 2012 there were no payments paid to the affiliates of the general partner and the total advance balance of $170,726 in Series 1 has been forgiven. The general partner has recorded this amount as a capital contribution.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership were charged to each series’ operations for the years ended March 31, 2012 and 2011 as follows:

	2012	2011
Series 1	$2,871	$7,789
Series 2	2,825	6,731
Series 3	10,426	11,234
Series 4	7,392	10,035
Series 5	2,873	6,368
Series 6	-	-
	$26,387	$42,157

Accounts payable - affiliates at March 31, 2012 and 2011 represents general and administrative expenses, partnership management fees, and may include advances which are noninterest bearing and payable to Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership.